Schedule of Deferred Sales Inducement Activity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Movement in Deferred Sales Inducements [Roll Forward]
Balance, beginning of year	$ 764,554	$ 1,110,192	$ 847,000
Capitalization	14,726	29,176	48,546
Amortization	(207,629)	(277,616)	(284,883)
Interest	23,107	28,569	33,927
Change in shadow DSI	(163,440)	(125,767)	465,602
Balance, end of year	$ 431,318	$ 764,554	$ 1,110,192